                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-7472

                         UMB Scout WorldWide Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

UMB SCOUT WORLDWIDE FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                                        VALUE
COMMON STOCKS (ADR'S) - 95.0%
AUSTRALIA - 7.3%
           998,076 BHP Billiton Ltd.                                      $    27,926,166
         1,100,650 Coca-Cola Amatil Ltd.                                       14,611,129
           358,500 Coles Myer Ltd.                                             20,993,760
           690,500 Commonwealth Bank of Australia(1)                           18,674,000
           168,500 CSL Ltd.(1)                                                  4,455,272
                                                                          ---------------
                                                                               86,660,327
                                                                          ---------------

AUSTRIA - 2.6%
            96,700 OMV A.G.(1)                                                 30,804,744
                                                                          ---------------

BELGIUM - 1.3%
           131,200 Solvay S.A.(1)                                              15,679,543
                                                                          ---------------

BERMUDA - 0.8%
           262,000 Willis Group Holdings Ltd.                                   9,659,940
                                                                          ---------------

BRAZIL - 5.5%
           445,600 Aracruz Celulose S.A.                                       15,952,480
           394,800 Companhia de Bebidas das Americas S.A.                      11,405,772
           441,300 Empresa Brasileira de Aeronautica S.A.                      13,812,690
           548,000 Petroleo Brasileiro S.A.                                    24,210,640
                                                                          ---------------
                                                                               65,381,582
                                                                          ---------------

CANADA - 5.7%
           207,000 EnCana Corp.                                                14,576,940
           183,450 Imperial Oil Ltd.                                           13,967,883
           312,200 Potash Corp. of Saskatchewan, Inc.                          27,320,622
           280,000 Toronto-Dominion Bank                                       11,578,000
                                                                          ---------------
                                                                               67,443,445
                                                                          ---------------

CHILE - 1.8%
           270,150 Sociedad Quimica Y Minera de Chile S.A.                     21,760,583
                                                                          ---------------

DENMARK - 1.2%
           253,800 Novo-Nordisk A.S.                                           14,167,116
                                                                          ---------------

FRANCE - 4.4%
           435,000 Sanofi-Aventis                                              18,417,900
           380,850 Technip S.A.                                                15,877,637
           150,235 Total S.A.                                                  17,612,049
                                                                          ---------------
                                                                               51,907,586
                                                                          ---------------

GERMANY - 6.2%
         1,343,000 Allianz A.G.                                                17,082,960
           151,900 Bayer A.G.                                                   5,026,371
           223,600 Fresenius Medical Care A.G.                                  4,337,840
            53,150 Fresenius Medical Care A.G. Pfd.                             1,444,617
           173,700 Henkel KGaA Pfd.                                            15,768,538
            13,590 Lanxess*(1)                                                    279,607
           436,090 SAP A.G.                                                    17,478,487
           156,400 Siemens A.G.                                                12,364,984
                                                                          ---------------
                                                                               73,783,404
                                                                          ---------------

GREECE - 2.1%
           426,800 Coca-Cola Hellenic Bottling Co. S.A.(1)                     10,761,528
           758,600 Cosmote Mobile Telecommunications S.A.(1)                   13,428,817
                                                                              -----------
                                                                               24,190,345
                                                                              -----------
HONG KONG - 1.4%
         2,831,100 CLP Holdings Ltd.                                           16,208,047
                                                                              -----------

IRELAND - 1.4%
           389,800 Ryanair Holdings PLC*                                       17,061,546
                                                                              -----------

ISRAEL - 1.2%
           458,800 Teva Pharmaceutical Industries Ltd.                         14,222,800
                                                                              -----------

ITALY - 3.7%
           646,800 Luxottica Group S.p.A.                                      13,194,720
         1,185,700 Saipem S.p.A.(1)                                            15,071,674
           392,981 Telecom Italia S.p.A.                                       14,831,103
                                                                              -----------
                                                                               43,097,497
                                                                              -----------

JAPAN - 13.6%
           820,000 Ajinomoto Co., Inc.(1)                                      10,027,674
           598,600 Canon, Inc.                                                 32,084,960
           382,640 Fuji Photo Film Co., Ltd.                                   13,996,971
           179,600 Hitachi Ltd.                                                11,158,548
           376,800 ITO-Yokado Ltd.(1)                                          15,077,637
           527,200 Kao Corp.(1)                                                12,149,850
           446,500 Komatsu Ltd.                                                13,428,488
           520,700 Kubota Corp.                                                13,991,209
           352,500 Meitec Corp.(1)                                             12,325,636
           278,300 Takeda Pharmaceutical Co., Ltd.(1)                          13,295,746
           179,900 Toyota Motor Corp.                                          13,380,962
                                                                              -----------
                                                                              160,917,681
                                                                              -----------

MEXICO- 1.0%
           322,000 Cemex S.A. de C.V.                                          11,672,500
                                                                              -----------

NETHERLANDS - 2.3%
         1,049,078 Aegon N.V.                                                  14,120,590
           173,700 Akzo Nobel N.V.                                              7,986,726
           296,600 ASML Holding N.V.*                                           4,973,982
                                                                              -----------
                                                                               27,081,298
                                                                              -----------

NORWAY - 1.6%
           222,705 Norsk Hydro A.S.A.                                          18,593,640
                                                                              -----------

PORTUGAL - 1.5%
         1,519,887 Portugal Telecom, SGPS, S.A.                                17,919,468
                                                                              -----------

SINGAPORE - 0.7%
           694,000 Flextronics International Ltd.*                              8,355,760
                                                                              -----------

SOUTH KOREA - 1.4%
            67,300 Samsung Electronics Co., Ltd. 144A                          16,634,467
                                                                              -----------

SPAIN - 0.8%
           191,759 Telefonica S.A.                                              9,965,715
                                                                              -----------

SWEDEN - 2.1%
           303,700 Sandvik A.B.                                                12,671,883
           317,400 Svenska Cellulosa A.B.(1)                                   12,009,754
                                                                          ---------------
                                                                               24,681,637
                                                                          ---------------

SWITZERLAND - 5.4%
           324,600 Mettler-Toledo International, Inc.*                         15,418,500
           163,500 Nestle S.A.                                                 11,187,488
           105,500 Nobel Biocare Holding A.G.(1)                               22,283,434
           312,226 Novartis A.G.                                               14,605,932
                                                                          ---------------
                                                                               63,495,354
                                                                          ---------------

TAIWAN - 1.2%
         1,706,442 Taiwan Semiconductor Manufacturing Co., Ltd.                14,470,628
                                                                          ---------------

UNITED KINGDOM - 15.5%
           305,200 BG Group PLC                                                12,024,880
           288,300 BP PLC                                                      17,989,920
           468,372 Cadbury Schweppes PLC                                       19,062,740
           189,000 HSBC Holdings PLC                                           15,006,600
         1,075,450 Imperial Chemical Industries PLC                            21,939,180
           498,862 Royal Bank of Scotland Group PLC(1)                         15,874,596
           493,000 Shire Pharmaceuticals Group PLC                             16,900,040
           305,700 Smith & Nephew PLC                                          14,374,014
           869,600 Tesco PLC                                                   15,804,980
           679,650 Vodafone Group PLC                                          18,051,504
           277,500 WPP Group PLC                                               15,742,575
                                                                          ---------------
                                                                              182,771,029
                                                                          ---------------

UNITED STATES - 1.3%
           405,600 AFLAC, Inc.                                                 15,112,656
                                                                          ---------------

TOTAL COMMON STOCKS (ADR'S) (Cost $857,546,192) - 95.0%                     1,123,700,338
                                                                          ---------------

U.S. GOVERNMENT AGENCIES (Cost $54,320,000) - 4.6%
               Federal Home Loan Bank
      $54,320,000 2.40%, 04/01/05                                              54,320,000
                                                                          ---------------

TOTAL INVESTMENTS (Cost $911,866,192) - 99.6%                               1,178,020,338

Other assets less liabilities - 0.4%                                            4,363,251
                                                                          ---------------

TOTAL NET ASSETS - 100.0%
(equivalent to $24.50 per share; 50,000,000 shares of $1.00 par value
capital shares authorized; 48,262,522 shares outstanding)                 $ 1,182,383,589
                                                                          ===============

ADR - American Depositary Receipt
*Non-income producing security
(1)Non ADR

See accompanying Notes to Schedules of investments

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS -- Each security listed on an exchange is valued at its last sales price on that exchange on the last business day of the period. Where the security is listed on more than one exchange, the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates fair value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

FOREIGN CURRENCY -- Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

a. Fair value of investment securities, other than assets and liabilities -- at the closing rate of exchange on December 31, 2004.

b. Purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

                                                         Continued on next page.

MARCH 31, 2005 (UNAUDITED)

ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

At March 31, 2005, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

                                   WORLDWIDE
(in thousands)                       FUND
----------------------------     -------------
Unrealized appreciation ....     $ 284,801,326
Unrealized depreciation ....       (19,088,479)
                                 -------------
Net unrealized appreciation
 (depreciation).............     $ 265,712,847
                                 =============
Cost of securities on a
 tax basis .................     $ 912,307,491
                                 =============

ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout WorldWide Fund, Inc.

/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

/s/ Barbara J. Demmer
------------------------------
Barbara J. Demmer
Principal Financial Officer
May 17, 2005